Nature of business	3 Months Ended
Mar. 31, 2025
Nature of business [abstract]
Nature of business

1. Nature of business

Quantum BioPharma Ltd. (formerly, FSD Pharma Inc.) (“Quantum” or the “Company”) is a biopharmaceutical company dedicated to building a portfolio of innovative assets and biotech solutions for the treatment of challenging neurodegenerative, inflammatory and metabolic disorders and alcohol misuse disorders with drug candidates in different stages of development. Through its wholly owned subsidiary, Lucid Psycheceuticals Inc. (“Lucid”), Quantum is focused on the research and development of its lead compound, Lucid-MS (formerly Lucid-21-302) (“Lucid-MS”). Lucid-MS is a patented new chemical entity shown to prevent and reverse myelin degradation, the underlying mechanism of multiple sclerosis, in preclinical models. The Company also maintains selective R&D programs for inflammatory diseases (FSD-PEA) and depression (Lucid-PSYCH), though these initiatives remain secondary priorities. Quantum is also focused on the research and development of a treatment for alcohol misuse for application in hospitals and other medical practices. Quantum maintains a portfolio of strategic investments through its wholly owned subsidiary, FSD Strategic Investments Inc., which represent loans secured by residential property.

The Company’s registered office is located at 55 University Avenue, Suite 1003, Toronto, Ontario, M5J 2H7. On August 15, 2024, the Company consolidated its Class A Multiple Voting Shares and Class B Subordinate Voting Shares (each as defined hereinafter) on a 65:1 basis and changed its name to “Quantum BioPharma Ltd.” with a new trading symbol “QNTM” on both NASDAQ and CSE.

On July 31, 2023, the Company entered into an exclusive intellectual property license agreement (the “License Agreement”) with Celly Nutrition Corp. (“Celly”). The License Agreement provides Celly access to proprietary information for the purposes of consumer product development and marketing. The License Agreement grants Celly the rights to a proprietary formulation of natural ingredients, vitamins, and minerals to help with liver and brain function for the purposes of potentially quickly relieving from the effects of alcohol consumption, such as inebriation, and restoring normal lifestyle. The License Agreement also grants Celly rights to certain trademarks. In exchange, Quantum received 200,000,000 common shares in the capital of Celly following a 2:1 share-split. The Company also received an anti-dilution Warrant Certificate that entitles Quantum to purchase up to 25% of the common shares deemed outstanding less the 200,000,000 common shares issued under the License Agreement and from time to time as a result of any partial exercise under the anti-dilution Warrant Certificate. Quantum is also entitled to certain license fees and royalties under the License Agreement. Through the License Agreement, Quantum acquired 34.66% of Celly. On July 31, 2023, the Company and Celly entered into a loan agreement for gross proceeds of C$1,000,000. The loan was funded on August 1, 2023, and accrues interest at a rate of 10% per annum. Interest is payable annually and the loan matures on July 31, 2026. On April 3, 2024, an amendment to the loan agreement was approved for additional gross proceeds of C$300,000. In November 2023, through the Plan of Arrangement the Company distributed 45,712,529 of its 200,000,000 shares of Celly to its shareholders. The License Agreement was amended and restated on August 14, 2024. The condensed consolidated interim financial statements incorporate the assets and liabilities of Celly as of March 31, 2025, and the results of operations and cash flows for the three months ended March 31, 2025. As of March 31, 2025, the Company had a 20.11% (December 31, 2024 – 22.95%) ownership interest in Celly through common shares held in Celly.

Subsidiaries

These condensed consolidated interim financial statements are comprised of the financial results of the Company and its subsidiaries, which are the entities over which the Company has control. An investor controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and can affect those returns through its power over the investee. The Company has the following subsidiaries:

		Ownership percentage as at	Ownership percentage as at
		March 31, 2025	December 31, 2024
Entity Name	Country	%	%
FSD Biosciences Inc.	USA	100.00	100.00
Prismic Pharmaceuticals Inc.(“Prismic)	USA	100.00	100.00
FV Pharma Inc.	Canada	100.00	100.00
Lucid Psycheceuticals Inc.	Canada	100.00	100.00
FSD Strategic Investments Inc.	Canada	100.00	100.00
FSD Pharma Australia Pty Ltd	Australia	100.00	100.00
Celly Nutrition Corp.	Canada	20.11	22.95
Huge Biopharma Australia Pty Ltd	Australia	100.00	100.00

Non-controlling interests (“NCI”) represent ownership interests in consolidated subsidiaries by parties that are not shareholders of the Company. They are shown as a component of total equity in the condensed consolidated interim statements of financial position, and the share of income (loss) attributable to non-controlling interests is shown as a component of net income (loss) in the condensed consolidated interim statements of loss and comprehensive loss. Changes in the parent company’s ownership that do not result in a loss of control are accounted for as equity transactions.